Bank loans (Details 1) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Carrying amount	$ 1,275,625	$ 2,462,254
Secured fixed rate bank loans [Member]
Within 1 year	754,025	1,184,823
2024		755,831
2025	521,600	521,600
2026	0	0
2027	0	0
2028	0
Thereafter	0	0
Carrying amount	$ 1,275,625	$ 2,462,254